Provisions - Schedule of changes in fair value of plan assets, Other Foreign Subsidiaries (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of net defined benefit liability (asset) [line items]
Incorporation of Group companies, net	€ 0	€ 4	€ 0
Other foreign subsidiaries | Plan assets
Disclosure of net defined benefit liability (asset) [line items]
Fair value of plan assets at beginning of year	7,787	7,321	7,167
Incorporation of Group companies, net	0	(16)	0
Expected return on plan assets	551	588	570
Benefits paid	(1,022)	(644)	(766)
Contributions	477	124	198
Actuarial gains/(losses)	(304)	110	(498)
Exchange differences and other items	(987)	304	650
Fair value of plan assets at end of year	€ 6,502	€ 7,787	€ 7,321